Vaughan Nelson Emerging Markets Opportunities Fund

Investor Class (Ticker Symbol: ADVKX)

Institutional Class (Ticker Symbol: ADVMX)

Vaughan Nelson International Small Cap Fund

Investor Class (Ticker Symbol: ADVJX)

Institutional Class (Ticker Symbol: ADVLX)

Each a series of Investment Managers Series Trust (the “Trust”)

Supplement dated September 24, 2021, to the

Prospectus and Statement of Additional Information (“SAI”), each dated March 1, 2021, as amended.

Effective November 1, 2021 (the “Effective Date”), Vaughan Nelson Investment Management, L.P. (the “Advisor”) has agreed to:

•	lower its management fee for the Vaughan Nelson Emerging Markets Opportunities Fund from 1.00% to 0.95% of the Fund’s average daily net assets;
•	lower its management fee for the Vaughan Nelson International Small Cap Fund from 0.90% to 0.85% of the Fund’s average daily net assets;
•	reduce the limit on the total annual fund operating expenses, excluding certain expenses as described below, of the Vaughan Nelson Emerging Markets Opportunities Fund from 1.60% to 1.35% and 1.35% to 1.10% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively; and
•	reduce the limit on the total annual fund operating expenses, excluding certain expenses as described below, of the Vaughan Nelson International Small Cap Fund from 1.40% to 1.24% and 1.15% to 0.99% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively.

Accordingly, as of the Effective Date, the following revisions are made to the Prospectus and SAI:

The “Fees and Expenses of the Fund” section with respect to the Vaughan Nelson Emerging Markets Opportunities Fund beginning on page 1 of the Prospectus is deleted in its entirety and replaced with the following:

Vaughan Nelson Emerging Markets Opportunities Fund

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees* (fees paid directly from your investment)	Investor Class Shares	Institutional Class Shares
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load)	None	None
Wire fee	$20	$20
Overnight check delivery fee	$25	$25
Retirement account fees (annual maintenance fee)	$15	$15

Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.95%	0.95%
Distribution (Rule 12b-1) fees	0.25%	None
Shareholder Service Fee	0.09%	0.09%
Other Expenses	1.31%	1.31%
Total annual fund operating expenses	2.60%	2.35%
Fees waived and/or expenses reimbursed[1]	(1.25)%	(1.25)%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses[1]	1.35%	1.10%

*	The expense information in this table has been restated to reflect the current management fees and expense cap, effective November 1, 2021.
[1]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.35% and 1.10% of the average daily net assets of the Investor Class shares and Institutional Class shares, respectively. This agreement is in effect until October 31, 2022, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class shares	$137	$689	$1,268	$2,841
Institutional Class shares	$112	$614	$1,142	$2,590

The “Fees and Expenses of the Fund” section with respect to the Vaughan Nelson International Small Cap Fund beginning on page 7 of the Prospectus is deleted in its entirety and replaced with the following:

Vaughan Nelson International Small Cap Fund

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

	Investor Class Shares	Institutional Class Shares
Shareholder Fees* (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load)	None	None
Wire fee	$20	$20
Overnight check delivery fee	$25	$25
Retirement account fees (annual maintenance fee)	$15	$15

Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.85%	0.85%
Distribution (Rule 12b-1) fees	0.25%	None
Shareholder Service fees	0.08%	0.08%
Other expenses	1.76%	1.76%
Total annual fund operating expenses	2.94%	2.69%
Fees waived and/or expenses reimbursed[1]	(1.70)%	(1.70)%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses[1]	1.24%	0.99%

*	The expense information in this table has been restated to reflect the current management fees and expense cap, effective November 1, 2021.
[1]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.24% and 0.99% of the average daily net assets of the Investor Class shares and Institutional Class shares, respectively. This agreement is in effect until October 31, 2022, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class shares	$126	$749	$1,398	$3,140
Institutional Class shares	$101	$674	$1,273	$2,897

The table and preceding paragraph under the “Investment Advisor” section of the Prospectus on page 20 are deleted in their entirety and replaced with the following:

Pursuant to the Advisory Agreement, the following table illustrates the annual contractual advisory fee paid to the Advisor for the services and facilities it provides to the Funds, payable on a monthly basis.

Fund	Contractual Advisory Fees As a Percentage of Average Daily Net Assets
Vaughan Nelson Emerging Markets Opportunities Fund	0.95%
Vaughan Nelson International Small Cap Fund	0.85%

*	Prior to November 1, 2021, the Vaughan Nelson Emerging Markets Opportunities Fund and Vaughan Nelson International Small Cap Fund paid the Advisor an annual advisory fee of 1.00% and 0.90% of each Fund’s average daily net assets, respectively.

The table and preceding paragraph under “Fund Expenses” heading on page 21 of the Prospectus and page B-24 of the SAI are deleted in their entirety and replaced with the following:

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of each Fund to ensure that the total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the limits set forth below. This agreement is in effect until October 31, 2022, and it may be terminated before that date only by the Trust’s Board of Trustees.

Fund	As a Percentage of Average Daily Net Assets
Vaughan Nelson Emerging Markets Opportunities Fund – Investor Class	1.35%*
Vaughan Nelson Emerging Markets Opportunities Fund – Institutional Class	1.10%*
Vaughan Nelson International Small Cap Fund – Investor Class	1.24%**
Vaughan Nelson International Small Cap Fund – Institutional Class	0.99%**

*	With respect to the Vaughan Nelson Emerging Markets Opportunities Fund, effective November 1, 2021, the Advisor agreed to reduce the expense cap from 1.60% and 1.35% to 1.35% and 1.10% of the average daily net assets of the Fund's Investor Class and Institutional Class shares, respectively.
**	With respect to the Vaughan Nelson International Small Cap Fund, effective November 1, 2021, the Advisor agreed to reduce the expense cap from 1.40% and 1.15% to 1.24% and 0.99% of the average daily net assets of the Fund's Investor Class and Institutional Class shares, respectively.

As of the Effective Date, all additional references in the Funds’ Prospectus and SAI to the annual management fees and expense limitation arrangements are revised as indicated above.

Please retain this Supplement with your records.